Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Resource	Ext. Method
#: 1
	$ 374	Taxes	AUSTRALIA	Revenue South Australia [Member]	Aggregates [Member]	Open Pit
#: 2
	21,766	Taxes	AUSTRALIA	Australian Taxation Office [Member]	Aggregates [Member]	Open Pit
#: 3
	126	Fees	AUSTRALIA	Department for Energy and Mining South Australia [Member]	Aggregates [Member]	Open Pit
#: 4
	185	Fees	AUSTRALIA	Department of Mining and Energy Northern Territory Government [Member]	Aggregates [Member]	Open Pit
#: 5
	1,768	Royalties	AUSTRALIA	Department for Energy and Mining South Australia [Member]	Aggregates [Member]	Open Pit
#: 6
	867	Royalties	AUSTRALIA	Department of Mines and Petroleum Western Australia [Member]	Aggregates [Member]	Open Pit
#: 7
	248	Royalties	AUSTRALIA	Department of Treasury and Finance South Australia [Member]	Aggregates [Member]	Open Pit
#: 8
	151	Taxes	CANADA	City of Hamilton [Member]	Aggregates [Member]	Open Pit
#: 9
	108	Taxes	CANADA	City of Kawartha Lakes [Member]	Aggregates [Member]	Open Pit
#: 10
	113	Taxes	CANADA	City of Vaughan [Member]	Aggregates [Member]	Open Pit
#: 11
	535	Taxes	CANADA	Mrc De Marguerite-D’Youville [Member]	Aggregates [Member]	Open Pit
#: 12
	216	Taxes	CANADA	Municipality of Clarington [Member]	Aggregates [Member]	Open Pit
#: 13
	688	Taxes	CANADA	Town of Halton Hills [Member]	Aggregates [Member]	Open Pit
#: 14
	280	Taxes	CANADA	Town of Milton [Member]	Aggregates [Member]	Open Pit
#: 15
	179	Taxes	CANADA	Township of Cramahe [Member]	Aggregates [Member]	Open Pit
#: 16
	2,646	Taxes	CANADA	Ville De Laval [Member]	Aggregates [Member]	Open Pit
#: 17
	2,323	Taxes	CANADA	Canada Revenue Agency [Member]	Aggregates [Member]	Open Pit
#: 18
	216	Taxes	CANADA	Department of Finance Canada [Member]	Aggregates [Member]	Open Pit
#: 19
	2,466	Fees	CANADA	Ontario Aggregate Resources Corporation [Member]	Aggregates [Member]	Open Pit
#: 20
	522	Fees	CANADA	Regional Municipality of Halton [Member]	Aggregates [Member]	Open Pit
#: 21
	654	Taxes	DENMARK	Danish Tax Agency (Skat) [Member]	Aggregates [Member]	Underground Mining
#: 22
	152	Taxes	FINLAND	Finnish Tax Administration [Member]	Aggregates [Member]	Open Pit
#: 23
	113	Taxes	FRANCE	Direction Générale Des Douanes Et Droits Indirects [Member]	Aggregates [Member]	Open Pit
#: 24
	6,587	Taxes	FRANCE	Direction Générale Des Finances Publiques [Member]	Aggregates [Member]	Open Pit
#: 25
	134	Fees	FRANCE	Trésorerie Is-sur-Tille [Member]	Aggregates [Member]	Open Pit
#: 26
	167	Royalties	FRANCE	Centre Finances Publiques Chalon-sur-Saône [Member]	Aggregates [Member]	Open Pit
#: 27
	249	Royalties	FRANCE	Département De L’Aisne [Member]	Aggregates [Member]	Open Pit
#: 28
	158	Royalties	FRANCE	Trésorerie De Bar-sur-Aube [Member]	Aggregates [Member]	Open Pit
#: 29
	195	Royalties	FRANCE	Trésorerie De Benfeld [Member]	Aggregates [Member]	Open Pit
#: 30
	186	Royalties	FRANCE	Trésorerie De Gray Autrey [Member]	Aggregates [Member]	Open Pit
#: 31
	255	Royalties	FRANCE	Trésorerie De Lons‑Le‑Saunier [Member]	Aggregates [Member]	Open Pit
#: 32
	148	Royalties	FRANCE	Trésorerie De Nuits Saint Georges [Member]	Aggregates [Member]	Open Pit
#: 33
	177	Royalties	FRANCE	Trésorerie De Valdahon [Member]	Aggregates [Member]	Open Pit
#: 34
	132	Royalties	FRANCE	Trésorerie Principale Besançon [Member]	Aggregates [Member]	Open Pit
#: 35
	132	Taxes	IRELAND	Clare County Council [Member]	Aggregates [Member]	Open Pit
#: 36
	1,061	Taxes	IRELAND	Cork County Council [Member]	Aggregates [Member]	Open Pit
#: 37
	372	Taxes	IRELAND	Fingal County Council [Member]	Aggregates [Member]	Open Pit
#: 38
	274	Taxes	IRELAND	Limerick County Council [Member]	Aggregates [Member]	Open Pit
#: 39
	283	Taxes	IRELAND	Meath County Council [Member]	Aggregates [Member]	Open Pit
#: 40
	618	Taxes	IRELAND	South Dublin County Council [Member]	Aggregates [Member]	Open Pit
#: 41
	262	Taxes	IRELAND	Waterford County Council [Member]	Aggregates [Member]	Open Pit
#: 42
	15,502	Taxes	IRELAND	Revenue Commissioners [Member]	Aggregates [Member]	Open Pit
#: 43
	151	Infrastructure	IRELAND	Meath County Council [Member]	Aggregates [Member]	Open Pit
#: 44
	384	Royalties	ISLE OF MAN	Department of Economic Development [Member]	Aggregates [Member]	Open Pit
#: 45
	219	Royalties	NETHERLANDS	Central Government Real Estate Agency (Rijksvastgoedbedrijf) [Member]	Aggregates [Member]	Open Pit
#: 46
	853	Taxes	PHILIPPINES	Municipal Government of Taysan [Member]	Aggregates [Member]	Open Pit
#: 47
	2,181	Taxes	PHILIPPINES	Municipal Treasurer Norzagaray [Member]	Aggregates [Member]	Open Pit
#: 48
	654	Taxes	PHILIPPINES	Municipal Treasurer of Teresa [Member]	Aggregates [Member]	Open Pit
#: 49
	703	Taxes	PHILIPPINES	Bureau of Internal Revenue [Member]	Aggregates [Member]	Open Pit
#: 50
	129	Fees	PHILIPPINES	Department of Environment and Natural Resources [Member]	Aggregates [Member]	Open Pit
#: 51
	2,274	Taxes	POLAND	First Masovian Tax Office Warsaw [Member]	Aggregates [Member]	Open Pit
#: 52
	3,820	Taxes	POLAND	Swietokrzyskie Tax Office Kielce [Member]	Aggregates [Member]	Open Pit
#: 53
	1,884	Taxes	POLAND	Urzad Gminy [Member]	Aggregates [Member]	Open Pit
#: 54
	328	Fees	POLAND	Regional District Director of National Forests [Member]	Aggregates [Member]	Open Pit
#: 55
	236	Fees	POLAND	Starostwo Powiatowe Urzad Miasta [Member]	Aggregates [Member]	Open Pit
#: 56
	583	Royalties	POLAND	Municipal and Communal Office in Ozarow [Member]	Aggregates [Member]	Open Pit
#: 57
	979	Royalties	POLAND	Urzad Gminy [Member]	Aggregates [Member]	Open Pit
#: 58
	1,044	Royalties	POLAND	National Fund for Environmental Protection and Water Management [Member]	Aggregates [Member]	Open Pit
#: 59
	752	Taxes	ROMANIA	National Agency for Fiscal Administration [Member]	Aggregates [Member]	Open Pit
#: 60
	192	Fees	ROMANIA	Baia Mare Hall [Member]	Aggregates [Member]	Open Pit
#: 61
	196	Fees	ROMANIA	Hoghiz Hall [Member]	Aggregates [Member]	Open Pit
#: 62
	127	Fees	ROMANIA	Suseni Hall [Member]	Aggregates [Member]	Open Pit
#: 63
	464	Royalties	ROMANIA	Brasov County [Member]	Aggregates [Member]	Open Pit
#: 64
	290	Royalties	ROMANIA	Constanta County [Member]	Aggregates [Member]	Open Pit
#: 65
	227	Royalties	ROMANIA	Corbu Hall [Member]	Aggregates [Member]	Open Pit
#: 66
	503	Royalties	ROMANIA	Hoghiz Hall [Member]	Aggregates [Member]	Open Pit
#: 67
	112	Royalties	ROMANIA	Runcu Hall [Member]	Aggregates [Member]	Open Pit
#: 68
	669	Royalties	ROMANIA	National Agency for Fiscal Administration [Member]	Aggregates [Member]	Open Pit
#: 69
	353	Taxes	SERBIA	Ministry of Finance [Member]	Aggregates [Member]	Open Pit
#: 70
	310	Royalties	SERBIA	Ministry of Mining and Energy [Member]	Aggregates [Member]	Open Pit
#: 71
	110	Taxes	SLOVAKIA	Municipality Sološnica [Member]	Aggregates [Member]	Open Pit
#: 72
	256	Taxes	SLOVAKIA	Financial Administration Slovak Republic [Member]	Aggregates [Member]	Open Pit
#: 73
	516	Royalties	SLOVAKIA	Mining Bureau [Member]	Aggregates [Member]	Open Pit
#: 74
	124	Taxes	SPAIN	Basque Government [Member]	Aggregates [Member]	Open Pit
#: 75
	208	Taxes	SWITZERLAND	Canton De Neuchatel [Member]	Aggregates [Member]	Open Pit
#: 76
	427	Taxes	SWITZERLAND	Gemeinde Niederbipp [Member]	Aggregates [Member]	Open Pit
#: 77
	6,946	Taxes	SWITZERLAND	Kantonales Steueramt Aarau [Member]	Aggregates [Member]	Open Pit
#: 78
	1,041	Taxes	SWITZERLAND	Kantonales Steueramt Bern [Member]	Aggregates [Member]	Open Pit
#: 79
	145	Taxes	SWITZERLAND	Service Cantonal Des Contributions Fribourg [Member]	Aggregates [Member]	Open Pit
#: 80
	532	Fees	SWITZERLAND	Steueramt Der Stadt Aarau [Member]	Aggregates [Member]	Open Pit
#: 81
	753	Royalties	SWITZERLAND	Gemeinde Auenstein [Member]	Aggregates [Member]	Open Pit
#: 82
	315	Royalties	SWITZERLAND	Gemeinde Hasle [Member]	Aggregates [Member]	Open Pit
#: 83
	154	Royalties	SWITZERLAND	Gemeinde Landiswil [Member]	Aggregates [Member]	Open Pit
#: 84
	1,794	Royalties	SWITZERLAND	Gemeinde Niederbipp [Member]	Aggregates [Member]	Open Pit
#: 85
	834	Royalties	SWITZERLAND	Gemeinde Veltheim [Member]	Aggregates [Member]	Open Pit
#: 86
	379	Royalties	SWITZERLAND	Kantonales Steueramt Nidwalden [Member]	Aggregates [Member]	Open Pit
#: 87
	637	Royalties	SWITZERLAND	Steueramt Der Gemeinde Wil [Member]	Aggregates [Member]	Open Pit
#: 88
	396	Taxes	UKRAINE	Head Office of Tax Service in Khmelnitsky Region [Member]	Aggregates [Member]	Open Pit
#: 89
	2,236	Taxes	UKRAINE	State Tax Service Ukraine [Member]	Aggregates [Member]	Open Pit
#: 90
	545	Fees	UKRAINE	Head Office of Tax Service in Khmelnitsky Region [Member]	Aggregates [Member]	Open Pit
#: 91
	783	Fees	UKRAINE	Head Office of Tax Service in Lviv Region [Member]	Aggregates [Member]	Open Pit
#: 92
	1,002	Taxes	UNITED KINGDOM	Bolsover District Council [Member]	Aggregates [Member]	Open Pit
#: 93
	298	Taxes	UNITED KINGDOM	Bridgend County Borough [Member]	Aggregates [Member]	Open Pit
#: 94
	110	Taxes	UNITED KINGDOM	Broadland District Council [Member]	Aggregates [Member]	Open Pit
#: 95
	112	Taxes	UNITED KINGDOM	Carmarthenshire County Council [Member]	Aggregates [Member]	Open Pit
#: 96
	458	Taxes	UNITED KINGDOM	Central Bedfordshire Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 97
	1,371	Taxes	UNITED KINGDOM	Charnwood Borough Council [Member]	Aggregates [Member]	Open Pit
#: 98
	284	Taxes	UNITED KINGDOM	Cheshire East Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 99
	331	Taxes	UNITED KINGDOM	Cheshire West And Chester Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 100
	325	Taxes	UNITED KINGDOM	Colchester Borough Council [Member]	Aggregates [Member]	Open Pit
#: 101
	989	Taxes	UNITED KINGDOM	Craven District Council [Member]	Aggregates [Member]	Open Pit
#: 102
	793	Taxes	UNITED KINGDOM	Derbyshire Dales District Council [Member]	Aggregates [Member]	Open Pit
#: 103
	194	Taxes	UNITED KINGDOM	Durham Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 104
	176	Taxes	UNITED KINGDOM	Edinburgh Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 105
	293	Taxes	UNITED KINGDOM	Fenland District Council [Member]	Aggregates [Member]	Open Pit
#: 106
	103	Taxes	UNITED KINGDOM	Flintshire County Council [Member]	Aggregates [Member]	Open Pit
#: 107
	201	Taxes	UNITED KINGDOM	Forest of Dean District Council [Member]	Aggregates [Member]	Open Pit
#: 108
	150	Taxes	UNITED KINGDOM	Hambleton District Council [Member]	Aggregates [Member]	Open Pit
#: 109
	423	Taxes	UNITED KINGDOM	Harborough District Council [Member]	Aggregates [Member]	Open Pit
#: 110
	111	Taxes	UNITED KINGDOM	Harrogate Borough Council [Member]	Aggregates [Member]	Open Pit
#: 111
	5,416	Taxes	UNITED KINGDOM	High Peak Borough Council [Member]	Aggregates [Member]	Open Pit
#: 112
	782	Taxes	UNITED KINGDOM	Lichfield District Council [Member]	Aggregates [Member]	Open Pit
#: 113
	129	Taxes	UNITED KINGDOM	Malvern Hills District Council [Member]	Aggregates [Member]	Open Pit
#: 114
	145	Taxes	UNITED KINGDOM	Mendip District Council [Member]	Aggregates [Member]	Open Pit
#: 115
	117	Taxes	UNITED KINGDOM	Mid-Suffolk District Council [Member]	Aggregates [Member]	Open Pit
#: 116
	151	Taxes	UNITED KINGDOM	Moray Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 117
	235	Taxes	UNITED KINGDOM	New Forest District Council [Member]	Aggregates [Member]	Open Pit
#: 118
	334	Taxes	UNITED KINGDOM	Newark & Sherwood District Council [Member]	Aggregates [Member]	Open Pit
#: 119
	244	Taxes	UNITED KINGDOM	North Kesteven District Council [Member]	Aggregates [Member]	Open Pit
#: 120
	350	Taxes	UNITED KINGDOM	North Lanarkshire Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 121
	412	Taxes	UNITED KINGDOM	North Somerset Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 122
	117	Taxes	UNITED KINGDOM	North West Leicestershire District Council [Member]	Aggregates [Member]	Open Pit
#: 123
	465	Taxes	UNITED KINGDOM	Northumberland Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 124
	170	Taxes	UNITED KINGDOM	Peterborough Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 125
	524	Taxes	UNITED KINGDOM	Powys City Council [Member]	Aggregates [Member]	Open Pit
#: 126
	333	Taxes	UNITED KINGDOM	Richmondshire District Council [Member]	Aggregates [Member]	Open Pit
#: 127
	173	Taxes	UNITED KINGDOM	Sevenoaks District Council [Member]	Aggregates [Member]	Open Pit
#: 128
	336	Taxes	UNITED KINGDOM	Shropshire Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 129
	208	Taxes	UNITED KINGDOM	South Derbyshire District Council [Member]	Aggregates [Member]	Open Pit
#: 130
	183	Taxes	UNITED KINGDOM	South Lanarkshire Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 131
	380	Taxes	UNITED KINGDOM	South Oxfordshire District Council [Member]	Aggregates [Member]	Open Pit
#: 132
	882	Taxes	UNITED KINGDOM	St Albans District Council [Member]	Aggregates [Member]	Open Pit
#: 133
	362	Taxes	UNITED KINGDOM	Staffordshire Moorlands District Council [Member]	Aggregates [Member]	Open Pit
#: 134
	92,726	Taxes	UNITED KINGDOM	HM Revenue and Customs [Member]	Aggregates [Member]	Open Pit
#: 135
	3,131	Fees	UNITED KINGDOM	The Crown Estate [Member]	Aggregates [Member]	Open Pit
#: 136
	701	Royalties	UNITED KINGDOM	Forestry Commission [Member]	Aggregates [Member]	Open Pit
#: 137
	2,696	Royalties	UNITED KINGDOM	The Crown Estate [Member]	Aggregates [Member]	Open Pit
#: 138
	957	Taxes	UNITED STATES	Borough of Pompton Lakes [Member]	Aggregates [Member]	Open Pit
#: 139
	225	Taxes	UNITED STATES	Borough of Riverdale [Member]	Aggregates [Member]	Open Pit
#: 140
	517	Taxes	UNITED STATES	Burnet County Central Appraisal District [Member]	Aggregates [Member]	Open Pit
#: 141
	180	Taxes	UNITED STATES	California Franchise Tax Board [Member]	Aggregates [Member]	Open Pit
#: 142
	261	Taxes	UNITED STATES	Collier County Tax Collector [Member]	Aggregates [Member]	Open Pit
#: 143
	1,079	Taxes	UNITED STATES	Colorado Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 144
	1,252	Taxes	UNITED STATES	Connecticut Commissioner of Revenue Services [Member]	Aggregates [Member]	Open Pit
#: 145
	200	Taxes	UNITED STATES	Copiah County [Member]	Aggregates [Member]	Open Pit
#: 146
	133	Taxes	UNITED STATES	Delaware Division of Revenue [Member]	Aggregates [Member]	Open Pit
#: 147
	127	Taxes	UNITED STATES	Douglas County Treasurer [Member]	Aggregates [Member]	Open Pit
#: 148
	147	Taxes	UNITED STATES	Exeter Township [Member]	Aggregates [Member]	Open Pit
#: 149
	867	Taxes	UNITED STATES	Florida Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 150
	523	Taxes	UNITED STATES	Forsyth County [Member]	Aggregates [Member]	Open Pit
#: 151
	152	Taxes	UNITED STATES	Franklin Township [Member]	Aggregates [Member]	Open Pit
#: 152
	162	Taxes	UNITED STATES	Georgia Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 153
	111	Taxes	UNITED STATES	Holmes County [Member]	Aggregates [Member]	Open Pit
#: 154
	257	Taxes	UNITED STATES	Hopewell Township [Member]	Aggregates [Member]	Open Pit
#: 155
	961	Taxes	UNITED STATES	Idaho State Tax Commission [Member]	Aggregates [Member]	Open Pit
#: 156
	246	Taxes	UNITED STATES	Jefferson County [Member]	Aggregates [Member]	Open Pit
#: 157
	444	Taxes	UNITED STATES	Johnson County Kansas Treasurer [Member]	Aggregates [Member]	Open Pit
#: 158
	969	Taxes	UNITED STATES	Kansas Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 159
	3,467	Taxes	UNITED STATES	Kentucky State Treasurer [Member]	Aggregates [Member]	Open Pit
#: 160
	171	Taxes	UNITED STATES	La Plata County Treasurer [Member]	Aggregates [Member]	Open Pit
#: 161
	1,337	Taxes	UNITED STATES	Louisiana Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 162
	1,284	Taxes	UNITED STATES	Maine Revenue Services [Member]	Aggregates [Member]	Open Pit
#: 163
	255	Taxes	UNITED STATES	Marion County Tax Collector [Member]	Aggregates [Member]	Open Pit
#: 164
	320	Taxes	UNITED STATES	Massachusetts Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 165
	1,110	Taxes	UNITED STATES	Michigan Department of Treasury [Member]	Aggregates [Member]	Open Pit
#: 166
	1,153	Taxes	UNITED STATES	Minnesota Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 167
	219	Taxes	UNITED STATES	Montana Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 168
	111	Taxes	UNITED STATES	Muskingum County [Member]	Aggregates [Member]	Open Pit
#: 169
	203	Taxes	UNITED STATES	Nebraska Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 170
	759	Taxes	UNITED STATES	New Hampshire Department of Revenue Administration [Member]	Aggregates [Member]	Open Pit
#: 171
	1,458	Taxes	UNITED STATES	New Jersey Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 172
	167	Taxes	UNITED STATES	New Mexico Taxation and Revenue Department [Member]	Aggregates [Member]	Open Pit
#: 173
	126	Taxes	UNITED STATES	New York City Department of Finance [Member]	Aggregates [Member]	Open Pit
#: 174
	176	Taxes	UNITED STATES	New York Reserve Minerals [Member]	Aggregates [Member]	Open Pit
#: 175
	131	Taxes	UNITED STATES	Nicollet County [Member]	Aggregates [Member]	Open Pit
#: 176
	103	Taxes	UNITED STATES	North Annville Township [Member]	Aggregates [Member]	Open Pit
#: 177
	131	Taxes	UNITED STATES	North Bergen Township [Member]	Aggregates [Member]	Open Pit
#: 178
	264	Taxes	UNITED STATES	North Carolina Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 179
	1,322	Taxes	UNITED STATES	Oregon Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 180
	189	Taxes	UNITED STATES	Parsippany-troy Hills Township [Member]	Aggregates [Member]	Open Pit
#: 181
	105	Taxes	UNITED STATES	Paulding County Tax Commissioner [Member]	Aggregates [Member]	Open Pit
#: 182
	1,630	Taxes	UNITED STATES	Pennsylvania Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 183
	132	Taxes	UNITED STATES	Platte County Treasurer [Member]	Aggregates [Member]	Open Pit
#: 184
	166	Taxes	UNITED STATES	Polk County Tax Collector [Member]	Aggregates [Member]	Open Pit
#: 185
	117	Taxes	UNITED STATES	Portage County [Member]	Aggregates [Member]	Open Pit
#: 186
	1,858	Taxes	UNITED STATES	Rockaway Township [Member]	Aggregates [Member]	Open Pit
#: 187
	395	Taxes	UNITED STATES	Rockland County [Member]	Aggregates [Member]	Open Pit
#: 188
	144	Taxes	UNITED STATES	Sarpy County Treasurer [Member]	Aggregates [Member]	Open Pit
#: 189
	394	Taxes	UNITED STATES	Sonoma County [Member]	Aggregates [Member]	Open Pit
#: 190
	344	Taxes	UNITED STATES	Spokane County Treasurer [Member]	Aggregates [Member]	Open Pit
#: 191
	176	Taxes	UNITED STATES	Stark County [Member]	Aggregates [Member]	Open Pit
#: 192
	219	Taxes	UNITED STATES	State of Wyoming [Member]	Aggregates [Member]	Open Pit
#: 193
	119	Taxes	UNITED STATES	Ste. Genevieve County [Member]	Aggregates [Member]	Open Pit
#: 194
	129	Taxes	UNITED STATES	Sumter County Tax Collector [Member]	Aggregates [Member]	Open Pit
#: 195
	178	Taxes	UNITED STATES	Suwannee County Tax Collector [Member]	Aggregates [Member]	Open Pit
#: 196
	199	Taxes	UNITED STATES	Taylor County [Member]	Aggregates [Member]	Open Pit
#: 197
	144	Taxes	UNITED STATES	Tennessee Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 198
	193	Taxes	UNITED STATES	Texas Comptroller of Public Accounts [Member]	Aggregates [Member]	Open Pit
#: 199
	108	Taxes	UNITED STATES	Town of Acushnet [Member]	Aggregates [Member]	Open Pit
#: 200
	167	Taxes	UNITED STATES	Town of Clarkstown [Member]	Aggregates [Member]	Open Pit
#: 201
	205	Taxes	UNITED STATES	Town of Cranston [Member]	Aggregates [Member]	Open Pit
#: 202
	156	Taxes	UNITED STATES	Town of Goshen [Member]	Aggregates [Member]	Open Pit
#: 203
	387	Taxes	UNITED STATES	Town of Hamburg [Member]	Aggregates [Member]	Open Pit
#: 204
	788	Taxes	UNITED STATES	Town of Haverstraw [Member]	Aggregates [Member]	Open Pit
#: 205
	361	Taxes	UNITED STATES	Town of Newington [Member]	Aggregates [Member]	Open Pit
#: 206
	366	Taxes	UNITED STATES	Town of North Branford [Member]	Aggregates [Member]	Open Pit
#: 207
	122	Taxes	UNITED STATES	Town of Plainfield [Member]	Aggregates [Member]	Open Pit
#: 208
	579	Taxes	UNITED STATES	Town of Plainville [Member]	Aggregates [Member]	Open Pit
#: 209
	136	Taxes	UNITED STATES	Town of Wallingford [Member]	Aggregates [Member]	Open Pit
#: 210
	202	Taxes	UNITED STATES	Township of Byram [Member]	Aggregates [Member]	Open Pit
#: 211
	209	Taxes	UNITED STATES	Township of Oxford [Member]	Aggregates [Member]	Open Pit
#: 212
	294	Taxes	UNITED STATES	Travis County Central Appraisal District [Member]	Aggregates [Member]	Open Pit
#: 213
	265	Taxes	UNITED STATES	Treasurer State of Iowa [Member]	Aggregates [Member]	Open Pit
#: 214
	395	Taxes	UNITED STATES	Treasurer State of Ohio [Member]	Aggregates [Member]	Open Pit
#: 215
	142	Taxes	UNITED STATES	Union County [Member]	Aggregates [Member]	Open Pit
#: 216
	340	Taxes	UNITED STATES	Utah State Tax Commission [Member]	Aggregates [Member]	Open Pit
#: 217
	872	Taxes	UNITED STATES	Vermont Department of Taxes [Member]	Aggregates [Member]	Open Pit
#: 218
	236	Taxes	UNITED STATES	Warren County [Member]	Aggregates [Member]	Open Pit
#: 219
	189	Taxes	UNITED STATES	Washington State Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 220
	513	Taxes	UNITED STATES	West Virginia State Tax Department [Member]	Aggregates [Member]	Open Pit
#: 221
	168	Taxes	UNITED STATES	Whiteford Township [Member]	Aggregates [Member]	Open Pit
#: 222
	109	Taxes	UNITED STATES	Yakima County [Member]	Aggregates [Member]	Open Pit
#: 223
	196,124	Taxes	UNITED STATES	Internal Revenue Service [Member]	Aggregates [Member]	Open Pit
#: 224
	122	Fees	UNITED STATES	Genola City [Member]	Aggregates [Member]	Open Pit
#: 225
	182	Fees	UNITED STATES	New York State Department of Environmental Conservation [Member]	Aggregates [Member]	Open Pit
#: 226
	113	Fees	UNITED STATES	Washington State Department of Natural Resources [Member]	Aggregates [Member]	Open Pit
#: 227
	133	Fees	UNITED STATES	Bureau of Land Management [Member]	Aggregates [Member]	Open Pit
#: 228
	294	Royalties	UNITED STATES	Berlin Charter Township [Member]	Aggregates [Member]	Open Pit
#: 229
	210	Royalties	UNITED STATES	Cedar City Corporation [Member]	Aggregates [Member]	Open Pit
#: 230
	384	Royalties	UNITED STATES	City of Shawnee [Member]	Aggregates [Member]	Open Pit
#: 231
	132	Royalties	UNITED STATES	Colorado State Board of Land Commissioners [Member]	Aggregates [Member]	Open Pit
#: 232
	337	Royalties	UNITED STATES	Holmes County Consolidated [Member]	Aggregates [Member]	Open Pit
#: 233
	125	Royalties	UNITED STATES	Monroe County Road Commission [Member]	Aggregates [Member]	Open Pit
#: 234
	411	Royalties	UNITED STATES	School & Institutional Trust Land Administrator [Member]	Aggregates [Member]	Open Pit
#: 235
	260	Royalties	UNITED STATES	State Of Idaho [Member]	Aggregates [Member]	Open Pit
#: 236
	140	Royalties	UNITED STATES	Whiteford Township [Member]	Aggregates [Member]	Open Pit
#: 237
	447	Royalties	UNITED STATES	Bureau of Indian Affairs [Member]	Aggregates [Member]	Open Pit
#: 238
	$ 249	Royalties	UNITED STATES	Bureau of Land Management [Member]	Aggregates [Member]	Open Pit